Investment In Affiliates - Europe II (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Feb. 18, 2015 USD ($)
Proceeds from long-term debt and financial liability, net		$ 83,300	$ 514,703	$ 29,000
Debt Instrument Unamortized Discount		6,629	10,824
Long- term debt		507,485	493,463
Investment in affiliates		66,296	52,122
Portion of the carrying balance of related party loan		27,657	11,706
Investment income / (loss)		$ 3,957	866	$ 0
Navios Europe II
Ownership percentage		5.00%				5.00%
Number of vessels acquired					14
Cash purchase price					$ 145,550
Estimated maximum potential loss		$ 16,097	10,472
Navios Revolvings Loans II | Navios Europe II
Portion of the carrying balance of related party loan		15,397	9,772
Navios Term Loans II | Navios Europe II
Investment in affiliates		700
Junior Loan II | Navios Europe II
Debt instrument face amount						$ 182,150
Debt instrument fair value						$ 99,147
Senior Loans II | Navios Europe II
Proceeds from long-term debt and financial liability, net					131,550
Debt Instrument Unamortized Discount					3,375
Navios Holdings | Navios Europe II
Ownership percentage						47.50%
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolvings Loans II | Navios Europe II
Revolving loan facility maximum borrowing capacity						$ 43,500
Increase in available amount of loan facility	$ 14,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans II | Navios Europe II
Long- term debt					$ 14,000
Navios Acquisitions | Navios Europe II
Ownership percentage						47.50%
Navios Europe II
Investment in affiliates		700	700
Within caption "Other Income" | Navios Europe II
Investment income / (loss)		$ 0	$ 84